Note 11 - Income Tax Expenses - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
April 1, 2016	$ 1,464
March 31, 2017	(2,544)	1,464
Deferred Tax Assets [Member]
Statement Line Items [Line Items]
April 1, 2016	(3,776)
Credit/(charged) to statement of comprehensive income	3,750	(3,776)
March 31, 2017	(26)	(3,776)
Deferred Tax Assets [Member]
Statement Line Items [Line Items]
April 1, 2016	2,313
Credit/(charged) to statement of comprehensive income	257	739
Acquisition		1,573
Transfer
March 31, 2017	2,570	2,313
Unused tax losses [member] | Deferred Tax Assets [Member]
Statement Line Items [Line Items]
April 1, 2016	2,312
Credit/(charged) to statement of comprehensive income	(8)	739
Acquisition		1,573
Transfer	(720)
March 31, 2017	1,585	2,312
Allowance for credit losses [member] | Deferred Tax Assets [Member]
Statement Line Items [Line Items]
April 1, 2016	(13)
Credit/(charged) to statement of comprehensive income	5	(13)
March 31, 2017	(8)	(13)
Other temporary differences [member] | Deferred Tax Assets [Member]
Statement Line Items [Line Items]
April 1, 2016	(3,763)
Credit/(charged) to statement of comprehensive income	3,745	(3,763)
March 31, 2017	(18)	(3,763)
Other temporary differences [member] | Deferred Tax Assets [Member]
Statement Line Items [Line Items]
April 1, 2016
Credit/(charged) to statement of comprehensive income	265
Acquisition
Transfer	720
March 31, 2017	$ 985